Leases - Incremental borrowing rates (Details)	Jun. 30, 2026	Jun. 30, 2025
Minimum | South Africa
Leases
Incremental borrowing rates for leases	6.53%	9.00%
Minimum | North America
Leases
Incremental borrowing rates for leases	5.94%	6.37%
Minimum | Eurasia
Leases
Incremental borrowing rates for leases	3.24%	2.46%
Maximum | South Africa
Leases
Incremental borrowing rates for leases	14.42%	14.83%
Maximum | North America
Leases
Incremental borrowing rates for leases	7.67%	7.34%
Maximum | Eurasia
Leases
Incremental borrowing rates for leases	6.01%	7.78%